Related party transactions (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Significant Related Party Transactions
b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

(a)	Purchases of materials

	2017	2018	2019
	NT$000	NT$000	NT$000
JMC	130	132,494	9

(b)	Subcontracting fee

	2017	2018	2019
	NT$000	NT$000	NT$000
Unimos Shanghai	41,183	17	—

(c)	Disposal of property, plant and equipment

	2017
	Selling price	Gain on disposal
	NT$000	NT$000
Unimos Shanghai	21,982	20,240

Key Management Personnel Compensation
d)	Key management personnel compensation

	2017	2018	2019
	NT$000	NT$000	NT$000
Salaries and other short-term employee benefits	188,105	151,095	178,713
Post-employment compensation	5,622	2,067	2,049
Share-based payments	18,736	6,763	—

	212,463	159,925	180,762